Share Plans (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
Shared Based Compensation Arrangements:
Number of awards, issued (in shares)	3.0	4.2
Schedule of weighted average assumptions
Fair value assumption, expected stock price volatility (as a percent)	33.00%	35.00%
Fair value assumption, risk-free interest rate (as a percent)	1.63%	0.86%
Fair value assumption, expected annual dividend, per share (in dollars per share)	$ 0.64	$ 0.60
Fair value assumption, expected option life	5 years 6 months	5 years 8 months 12 days
Leadership grants
Shared Based Compensation Arrangements:
Number of awards, issued (in shares)		1.9
Schedule of weighted average assumptions
Fair value assumption, expected stock price volatility (as a percent)		35.00%
Fair value assumption, risk-free interest rate (as a percent)		0.87%
Fair value assumption, expected annual dividend, per share (in dollars per share)		$ 0.60
Fair value assumption, expected option life		5 years 9 months 18 days
Performance Share Awards
Shared Based Compensation Arrangements:
Awards granted, other than options, number (in shares)	0.6	0.9
Awards granted, other than options, weighted-average grant-date fair value (in dollars per share)	$ 39.01	$ 30.36
Award vesting period	3 years	3 years
Share Options
Shared Based Compensation Arrangements:
Awards granted, options, number (in shares)	1.9	2.6
Awards granted, options, weighted-average grant-date fair value (in dollars per share)	$ 10.12	$ 7.16
Award vesting period	4 years	4 years
Share Options | Leadership grants
Shared Based Compensation Arrangements:
Number of awards, issued (in shares)		1.5
Awards granted, options, weighted-average grant-date fair value (in dollars per share)		$ 7.20
Award vesting period		3 years
Restricted Stock Awards
Shared Based Compensation Arrangements:
Awards granted, other than options, number (in shares)	0.5	0.7
Awards granted, other than options, weighted-average grant-date fair value (in dollars per share)	$ 37.15	$ 27.14
Award vesting period	4 years	4 years
Restricted Stock Awards | Leadership grants
Shared Based Compensation Arrangements:
Number of awards, issued (in shares)		0.4
Awards granted, other than options, weighted-average grant-date fair value (in dollars per share)		$ 27.14